TAXES ON INCOME (Schedule of Reconciliation of Income Tax Rate) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAXES ON INCOME [Abstract]
Income (loss) from continued operations before taxes as reported in the statements of operations	$ 5,085	$ 10,567	$ (5,627)
Tax rate	25.00%	24.00%	25.00%
Theoretical tax benefit	1,271	2,536	(1,407)
Increase (decrease) in taxes:
Non-deductible items	159	126	335
Temporary differences on current year losses for which valuation allowance was provided	23	288	1,909
Realization of carry forward tax losses for which valuation allowance was provided	(1,097)	(2,776)	(283)
Tax rate differences in subsidiaries	181	189	107
Provision for uncertain tax positions	409	113	88
Taxes in respect of prior years	2	37	15
Tax withheld against which valuation allowance was provided this year	121	228
Investment tax credit	(151)	(233)	(100)
Other	73	215	(62)
Total taxes on income	$ 991	$ 723	$ 602